ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V. (Narrative) (Details) - Comercializadora Mexmaken SA De CV [Member]	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2020	Apr. 03, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		90.00%	90.00%
Number of instruments or interests issued or issuable			7,500,000
Equity interests of acquirer			$ 1,312,500
Impairment	$ 2,132,942
Impairment of goodwill	1,315,258
Impairment of property and equipment	461,597
Impairment of intangible assets	417,587
Recovery of deferred income taxes	$ 61,500